Cover	6 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	AQUA POWER SYSTEMS INC.
Entity Central Index Key	0001553264
Entity Tax Identification Number	27-4213903
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2180 Park Ave North
Entity Address, Address Line Two	Unit 200
Entity Address, City or Town	Winter Park
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32789
City Area Code	407
Local Phone Number	674-9444
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false